Inventories	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Inventories

6.	Inventories

	December 31, 2025	December 31, 2024
Stores and fuel	$6,344	$5,613
Ore and in-process ore	397	996
Finished goods – WO3 concentrate	2,677	129
Current inventories	9,418	6,738
Tailings	33,392	30,982
Total inventories	$42,810	$37,720

As at December 31, 2025 and 2024, tailings inventories are classified as long term as these inventories may not be processed within the next year.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)